Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Areas (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 39,075,090	$ 28,378,669	$ 38,292,397
Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	9,129,165	12,481,669	13,618,640
Hong Kong [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	9,718,300	8,117,692	12,536,891
China [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	7,758,825	2,770,967	3,900,174
Non-Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 12,468,800	$ 5,008,341	$ 8,236,692